Borrowings, Sale and Leaseback (Details) - Vessel	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SLB Facility [Member]
Bank Borrowings [Abstract]
Number of exercised purchase option of existing sales and leaseback financings	21	6